Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of Equipment, Net

Equipment, primarily comprised of computers and hardware, consisted of the following:

	As of December 31, 2020		As of June 30, 2020
	Value ($)	Useful Life (Years)	Value ($)	Useful Life (Years)
Equipment	$120,273	3	$105,239	3
Less: Accumulated Depreciation	(76,213)		(64,015)
Balance	$44,060		$41,224

Equipment, primarily comprised of computers and hardware, consisted of the following:

	As of June 30, 2020		As of June 30, 2019
	Value ($)	Useful Life (Years)	Value ($)	Useful Life (Years)
Equipment	$105,239	3	$72,579	3
Less: accumulated depreciation	(64,015)		(43,793)
Balance	$41,224		$28,786